Significant Accounting Policies - Schedule of Reconciliation of Class A Ordinary Shares Subject to Redemption (Details) - USD ($)	3 Months Ended		5 Months Ended		9 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Aug. 13, 2025	Dec. 31, 2025	Dec. 30, 2025
Schedule of Reconciliation of Class A Ordinary Shares Subject to Redemption [Line Items]
Gross proceeds from Initial Public Offering				$ 150,000,000	$ 150,000,000
Proceeds allocated to Public Rights			$ (543,337)	(3,622,244)
Proceeds allocated to over-allotment option liability				(145,402)
Offering costs allocated to Class A ordinary shares subject to redemption				(6,941,246)
Accretion of Class A ordinary shares subject to redemption	$ 1,528,089	$ 1,519,942	3,181,086	10,708,892
Class A ordinary shares subject to redemption	$ 178,185,780	$ 176,657,691	175,137,749	$ 150,000,000	$ 175,137,749	$ 175,137,749
Gross proceeds from exercise of over-allotment option			$ 22,500,000